INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Roll forward of investment in joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Balance at the beginning of the year	$ 7,711
Participation in Other Comprehensive Income	701,730	$ (209,751)	$ 75,370
Year-end balance	2,465	7,711
Joint ventures [member]
Disclosure of joint ventures [line items]
Balance at the beginning of the year	7,711	117,191	281,237
Participation in the profit or loss of the period	(2,067)	1,724	1,615
Participation in Other Comprehensive Income			(7)
Dividends received	(3,310)
Capitalization			87
Allowance for Impairment		(111,783)	(140,691)
Transfers / reclassification			(12,405)
Exchange difference	131	579
Balance acquired in business combination			(12,645)
Year-end balance	$ 2,465	$ 7,711	$ 117,191